Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in $m) (h)	Adjusted EBITDA (in $m) (i)
2022	$0	$0	$1,509,719	$553,910	$55.68	$114.12	$(44.2)	$36.1
2021	$0	$0	$2,157,293	$2,403,236	$132.95	$167.85	$25.4	$159.6
2020	$0	$0	$1,603,279	$1,818,903	$112.02	$141.19	$(96.1)	$7.7
Columns (b) and (c).   Mr. Kartsotis did not receive any compensation from the Company in fiscal years 2020, 2021 and 2022.
Column (d).   The following non-PEO NEOs are included in the average figures in Column (e):
2020: Messrs. Boyer, Belcher, Hart and McKelvey
2021: Messrs. Boyer, Belcher, Doshi, Hart and McKelvey
2022: Messrs. Boyer, Doshi, Hart and McKelvey
The amounts shown in column (d) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Column (e).   Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2022, 2021 and 2020, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), for each year:
Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the Non-PEO NEOs for the years 2022, 2021 and 2020, respectively, include ($671,697), ($826,930), and ($289,962) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2022, 2021 and 2020, respectively, also include: $226,683, $634,156 and $666,836 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $(617,951), 235,153 and $59,009 for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $107,155, $203,564 and ($220,258) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year.
Column (f).   For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NASDAQ Retail Trades (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Column (h).   Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for fiscal years 2022, 2021 and 2020.
Column (i).   Adjusted EBITDA is the financial measure selected by the Company that, in accordance with SEC rules, represents, in our assessment, the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance for 2022. We define Adjusted EBITDA as our net income (loss) before the impact of income tax expense (benefit), plus interest expense, amortization and depreciation, impairment expense, other non-cash charges, stock-based compensation expense, restructuring expense and unamortized debt issuance costs included in loss on extinguishment of debt minus interest income.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
Columns (b) and (c).   Mr. Kartsotis did not receive any compensation from the Company in fiscal years 2020, 2021 and 2022.
Column (d).   The following non-PEO NEOs are included in the average figures in Column (e):
2020: Messrs. Boyer, Belcher, Hart and McKelvey
2021: Messrs. Boyer, Belcher, Doshi, Hart and McKelvey
2022: Messrs. Boyer, Doshi, Hart and McKelvey
The amounts shown in column (d) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Peer Group Issuers, Footnote [Text Block]
Column (f).   For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NASDAQ Retail Trades (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,509,719	2,157,293	1,603,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 553,910	2,403,236	1,818,903
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e).   Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2022, 2021 and 2020, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), for each year:
Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the Non-PEO NEOs for the years 2022, 2021 and 2020, respectively, include ($671,697), ($826,930), and ($289,962) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2022, 2021 and 2020, respectively, also include: $226,683, $634,156 and $666,836 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $(617,951), 235,153 and $59,009 for the average change in fair value of stock awards that were granted in prior years and still outstanding at the end of each respective year; $107,155, $203,564 and ($220,258) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Listed below are the financial performance measures which, in our assessment, represent the most important financial performance measures we used to link compensation actually paid to our NEOs to Company performance for 2022.
Adjusted EBITDA
Net Sales
Adjusted Operating Income
Adjusted Operating Margin

Total Shareholder Return Amount	$ 55.68	132.95	112.02
Peer Group Total Shareholder Return Amount	114.12	167.85	141.19
Net Income (Loss)	$ (44,200,000)	$ 25,400,000	$ (96,100,000)
Company Selected Measure Amount	36.1	159.6	7.7
PEO Name	Mr. Kartsotis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
Column (i).   Adjusted EBITDA is the financial measure selected by the Company that, in accordance with SEC rules, represents, in our assessment, the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance for 2022. We define Adjusted EBITDA as our net income (loss) before the impact of income tax expense (benefit), plus interest expense, amortization and depreciation, impairment expense, other non-cash charges, stock-based compensation expense, restructuring expense and unamortized debt issuance costs included in loss on extinguishment of debt minus interest income.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (671,697)	$ (826,930)	$ (289,962)
Non-PEO NEO [Member] | Equity Awards Adjustment Change In Fair Value Of Stock Awards That Were Granted In The Year And Remain Outstanding At The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	226,683	634,156	666,836
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(617,951)	235,153	59,009
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 107,155	$ 203,564	$ (220,258)